Plan Description (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Schedule of Vesting Percentage on Participant Contributions

Participant contributions and rollover contributions, and earnings or losses thereon are fully vested at all times. Company contributions and earnings or losses thereon are vested as follows:

Number of Years of Credited Service	Vesting Percentage
Less than 1 year	0%
1 year	0%
2 years	20%
3 years	40%
4 years	60%
5 years	80%
6 or more years	100%